INITIAL PUBLIC OFFERING (Details) - Tailwind Acquisition Corp [Member]	12 Months Ended
Dec. 31, 2022 $ / shares shares
INITIAL PUBLIC OFFERING
Number of classes of shares	2
Over allotment
INITIAL PUBLIC OFFERING
Number of shares issued	3,421,570
Class A Common stock | IPO
INITIAL PUBLIC OFFERING
Number of shares issued	33,421,570
Share price | $ / shares	$ 10
Number of classes of shares	1
Number of warrants in a unit	0.5
Number of shares issuable per warrant (in shares)	1
Exercise price of warrants (in dollars per share) | $ / shares	$ 11.5